Financial Risk Management Objective and Policies - Schedule of Increased/(Decreased) Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Increased/(Decreased) Financial Instruments [Abstract]
Increase/decrease in USD rate to the Egyptian Pound	+/-5%	+/-5%
Effect on loss before tax USD	$ 703,687	$ 301,433